Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2014
Registrant Name	dei_EntityRegistrantName	SSgA Active ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001516212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 13, 2014
Prospectus Date	rr_ProspectusDate	May 30, 2014